December 5, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Maxim Series Fund, Inc. Submission Pursuant to Rule 497(e) under the Securities Act of 1933
File Nos. 2-75503 and 811-03364

Commissioners:

Electronically submitted herewith is a filing made pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933 for Maxim Series Fund, Inc.

This submission is for the purpose of submitting exhibits containing interactive data format risk/return summary information for the Maxim SecureFoundationSM Balanced Portfolio that mirrors the risk/return summary information contained in the submission filed pursuant to Rule 497(c) on November 21, 2011.

If you should require any additional information regarding the foregoing, please do not hesitate to contact me at (303) 737-4675.

Very truly yours,

/s/ Ryan L. Logsdon

Ryan L. Logsdon

Assistant Vice President, Counsel & Secretary

Maxim Series Fund, Inc.

Enclosures

Maxim Series Fund, Inc.

8515 East Orchard Road

Greenwood Village, Colorado 80111